COMMITMENTS (Details Narrative) - USD ($)							1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2021	Nov. 23, 2020	Dec. 05, 2019	Dec. 02, 2017	Dec. 01, 2017	Dec. 01, 2017	Dec. 27, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 05, 2017
Entity Listings [Line Items]
Forgiveness of accounts payable									$ 3,298,207
Deferred underwriting fee payable								$ 2,000,000	$ 6,750,000	$ 7,000,000
Strategic investor subscription agreement, description						In connection with previously proposed business combination transaction with GTWY Holdings, an amendment to the Contingent Forward Purchase Contract was effected on December 27, 2019 to provide that the Contingent Forward Purchase Contract would terminate as of, and contingent upon, the closing of the transaction with GTWY Holdings such that the strategic investor would instead purchase 3,000,000 units of GTWY Holdings’ equity securities (with each unit consisting of one GTWY Holdings Share and one-half of one GTWY Holdings Warrant) for a purchase price of $10.00 per unit.	In connection with previously proposed business combination transaction with GTWY Holdings, an amendment to the Contingent Forward Purchase Contract was effected on December 27, 2019 to provide that the Contingent Forward Purchase Contract would terminate as of, and contingent upon, the closing of the transaction with GTWY Holdings such that the strategic investor would instead purchase 3,000,000 units of GTWY Holdings’ equity securities (with each unit consisting of one GTWY Holdings Share and one-half of one GTWY Holdings Warrant) for a purchase price of $10.00 per unit.
Business Acquisition, Description of Acquired Entity								Ensysce’s issued and outstanding share capital as of immediately prior to the Merger Effective Time will, at the closing (the “Closing”) of the transactions contemplated by the Merger Agreement (collectively, the “Transaction”), be canceled and converted into the right to receive the Company’s common stock, par value $.0001 per share (the “LACQ Common Stock”) calculated based on an exchange ratio of 0.06585 (the “Exchange Ratio”).
Underwriters [Member]
Entity Listings [Line Items]
[custom:DeferredFees]	$ 4,750,000	$ 250,000
Private Placement [Member]
Entity Listings [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 11.50
Warrant [Member]
Entity Listings [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.01	$ 0.01
GTWY Holdings [Member] | Warrant [Member]
Entity Listings [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00
Debt Conversion, Converted Instrument, Shares Issued	566,288
Subsequent Event [Member] | GTWY Holdings [Member] | Warrant [Member]
Entity Listings [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00
Debt Conversion, Converted Instrument, Shares Issued	566,288
Gateway Promissory Note [Member]
Entity Listings [Line Items]
Notes Payable									$ 566,268
GTWY Expense Advance Agreement [Member]
Entity Listings [Line Items]
Fund contributions to trust account			$ 566,288
Underwriters Agreement [Member] | Over-Allotment Option [Member]
Entity Listings [Line Items]
Description of underwriting								The underwriters of the Initial Public Offering are entitled to a deferred fee of three and one-half percent (3.5%) of the gross proceeds of the Initial Public Offering, or $7,000,000. Up to $0.05 per Unit (or up to $1,000,000) of the deferred fee may be paid to third parties (who are members of FINRA) that assist the Company in consummating its initial Business Combination.	The underwriters of the Initial Public Offering are entitled to a deferred fee of three and one-half percent (3.5%) of the gross proceeds of the Initial Public Offering, or $7,000,000. Up to $0.05 per Unit (or up to $1,000,000) of the deferred fee may be paid to third parties (who are members of FINRA) that assist the Company in consummating its initial Business Combination.
Underwriters Agreement [Member] | Over-Allotment Option [Member] | Underwriters [Member]
Entity Listings [Line Items]
Percentage of deferred fees								3.50%	3.50%
Proceeds from underwriter option								$ 7,000,000	$ 7,000,000
Deferred fees per share value								$ 0.05	$ 0.05
Deferred fee		$ 250,000							$ 1,000,000
Deferred underwriting fee payable									$ 6,750,000
Contingent Forward Purchase Contract [Member] | HG Vora [Member] | Private Placement [Member]
Entity Listings [Line Items]
Proceeds from Issuance of Private Placement				$ 62,500,000	$ 62,500,000
Sale of Stock, Number of Shares Issued in Transaction				6,250,000	6,250,000
Sale of Stock, Price Per Share				$ 10.00	$ 10.00	$ 10.00
Equity shares issuable				3,000,000
Warrant Surrender Agreement [Member]
Entity Listings [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	250,000